NET INCOME/(LOSS) PER SHARE (Details) ₽ / shares in Units, $ / shares in Units, ₽ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022 RUB (₽) ₽ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 RUB (₽) ₽ / shares shares	Dec. 31, 2020 RUB (₽) ₽ / shares shares
NET INCOME/(LOSS) PER SHARE
Number of Share-Based Awards excluded from the diluted net income per ordinary share computation (in shares)		7,895,305	7,895,305	16,368,866	208,387
Percentage of repurchase aggregate principal amount	93.20%
Net income/(loss), allocated for basic | ₽					₽ 24,713
Weighted average ordinary shares used in per share computation - basic		368,020,254	368,020,254	362,386,669	340,764,574
Effect of:
Weighted average ordinary shares used in per share computation - diluted		377,020,285	377,020,285	362,386,669	353,382,841
Net income/(loss) per share attributable to ordinary shareholders:
Basic | (per share)		₽ 107.24	$ 1.52	₽ (40.48)	₽ 72.52
Diluted | (per share)		₽ 82.53	$ 1.17	₽ (40.48)	₽ 69.77
Minimum
NET INCOME/(LOSS) PER SHARE
Percentage of repurchase aggregate principal amount		99.00%	99.00%
Common Class A
NET INCOME/(LOSS) PER SHARE
Net income/(loss), allocated for basic		₽ 35,637	$ 506.7	₽ (13,224)	₽ 22,096
Reallocation of net income/(loss) as a result of conversion of Class B to Class A shares		3,828	54.4	(1,445)	2,617
Effect of convertible debt restructuring, net of tax		(8,348)	(118.7)
Dilution in Classifieds | ₽					(57)
Net income/(loss), allocated for diluted		₽ 31,117	$ 442.4	₽ (14,669)	₽ 24,656
Weighted average ordinary shares used in per share computation - basic		332,321,580	332,321,580	326,683,201	304,679,612
Effect of:
Conversion of Class B to Class A shares (in shares)		35,698,674	35,698,674	35,703,468	36,084,962
Incremental shares under the if-converted method		2,694,657	2,694,657
Share-Based Awards (in shares)		6,305,374	6,305,374		12,618,267
Weighted average ordinary shares used in per share computation - diluted		377,020,285	377,020,285	362,386,669	353,382,841
Net income/(loss) per share attributable to ordinary shareholders:
Basic | (per share)		₽ 107.24	$ 1.52	₽ (40.48)	₽ 72.52
Diluted | (per share)		₽ 82.53	$ 1.17	₽ (40.48)	₽ 69.77
Common Class B
NET INCOME/(LOSS) PER SHARE
Net income/(loss), allocated for basic		₽ 3,828	$ 54.4	₽ (1,445)	₽ 2,617
Reallocation of net income to Class B shares		(882)	(12.5)		(99)
Net income/(loss), allocated for diluted		₽ 2,946	$ 41.9	₽ (1,445)	₽ 2,518
Weighted average ordinary shares used in per share computation - basic		35,698,674	35,698,674	35,703,468	36,084,962
Effect of:
Weighted average ordinary shares used in per share computation - diluted		35,698,674	35,698,674	35,703,468	36,084,962
Net income/(loss) per share attributable to ordinary shareholders:
Basic | (per share)		₽ 107.24	$ 1.52	₽ (40.48)	₽ 72.52
Diluted | (per share)		₽ 82.53	$ 1.17	₽ (40.48)	₽ 69.77